Financial risk management - Types of hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Risk management
Carrying amount of hedging instruments	€ (53)	€ (154)
Cash flow hedges
Risk management
Carrying amount of hedging instruments	(19)	19
Notional amount of hedged items	1,201	787
Change in intrinsic value of hedging instruments since 1 January	(43)	33
Change in value of hedged items used to determine hedge effectiveness	40	(35)
Cash flow hedges | Short
Risk management
Notional amount	1,196	787
Hedges on net investment in foreign subsidiaries
Risk management
Carrying amount of hedging instruments	(11)	(2)
Notional amount of hedged items	2,949	1,620
Change in intrinsic value of hedging instruments since 1 January	(249)	265
Change in value of hedged items used to determine hedge effectiveness	249	(265)
Hedges on net investment in foreign subsidiaries | Short
Risk management
Notional amount	2,949	1,620
Fair value hedges
Risk management
Carrying amount of hedging instruments	(57)	69
Notional amount of hedged items	1,577	635
Change in intrinsic value of hedging instruments since 1 January	(95)	79
Change in value of hedged items used to determine hedge effectiveness	92	(87)
Fair value hedges | Short
Risk management
Notional amount	1,579	636
Fair value and cash flow hedges
Risk management
Carrying amount of hedging instruments	(54)	(154)
Notional amount of hedged items	(891)	(815)
Change in intrinsic value of hedging instruments since 1 January	(25)	118
Change in value of hedged items used to determine hedge effectiveness	25	(116)
Fair value and cash flow hedges | Long
Risk management
Notional amount	€ 891	€ 815